Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005457 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005457 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005457 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005457 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005457 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005457 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005457 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005457 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005457 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005457 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000005457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000005457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005457 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005457 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159677 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159677 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159677 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159677 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159677 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159677 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159677 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159677 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159677 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159677 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000159677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000159677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000159677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159677 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219327 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219327 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219327 | Apple
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219327 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219327 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219327 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219327 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219327 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219327 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219327 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000219327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000219327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219327 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%